Note 10 - Fixed Assets - Components of Fixed Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Cost	$ 445,379	$ 408,811
Accumulated depreciation	280,886	264,056
Net	164,493	144,755
Building [Member]
Cost	2,553	2,555
Accumulated depreciation	1,615	1,467
Net	938	1,088
Vehicles [Member]
Cost	14,338	11,040
Accumulated depreciation	7,413	5,245
Net	6,925	5,795
Furniture and Fixtures [Member]
Cost	93,827	87,880
Accumulated depreciation	58,908	57,483
Net	34,919	30,397
Computer Equipment [Member]
Cost	185,260	172,267
Accumulated depreciation	136,582	130,939
Net	48,678	41,328
Leasehold Improvements [Member]
Cost	149,401	135,069
Accumulated depreciation	76,368	68,922
Net	$ 73,033	$ 66,147